Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions, beginning	$ 303.2
Provisions, ending	474.0	$ 303.2
Closure and decommissioning
Disclosure of other provisions [line items]
Provisions, beginning	296.2	242.9
Increase from Acquisition	244.0	0.0
Dispositions (Note 9)	(129.9)	0.0
Revisions in estimates and obligations	29.9	42.7
Expenditures	(27.3)	(4.2)
Accretion expense (Note 26)	34.2	14.8
Provisions, ending	447.1	296.2
Litigation
Disclosure of other provisions [line items]
Provisions, beginning	7.0
Increase from Acquisition	34.6	0.0
Dispositions (Note 9)	(18.2)	0.0
Provisions, ending	$ 10.5	$ 7.0